Cover	Dec. 09, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 09, 2022
Entity File Number	001-39858
Entity Registrant Name	Tastemaker Acquisition Corp.
Entity Central Index Key	0001821606
Entity Tax Identification Number	85-2478126
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	650 Fifth Avenue
Entity Address, Address Line Two	Floor 10
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	616-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Trading Symbol	TMKRU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	TMKR
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	TMKRW
Security Exchange Name	NASDAQ